Notes Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Receivables [Abstract]
Notes Receivable

NOTE 4 - NOTE RECEIVABLE

On October 13, 2010, the Company entered into a secured note receivable with Top Cow Productions (“TCP”) for $175,000. Terms of the note required interest at the rate of 10% per annum and equal monthly installments of principal over twelve months beginning in May 2011 through April 2012. The note is secured by certain assets of TCP and individually by two owners of TCP. At June 30, 2013 and December 31, 2012, the balance of the note receivable was $175,667 and $174,389, respectively, including accrued interest receivable of approximately $42,667 and $35,889, respectively. The note is currently in default, but based on management’s assessment of the following factors, the Company believes that no impairment charge is necessary at June 30, 2013.

●	The Company holds a security interest in the assets of TCP;

●	The Company received payments of $15,000 from TCP during 2012 and $5,500 during 2013; and

●	In 2013, the Company entered into an agreement with TCP in which TCP is to provide to the Company certain assets, including ownership of a graphic novel and screen play. The Company shall be allocated 80% of future revenues derived from these assets. The Company believes the carrying value of the outstanding note receivable and accrued interest is recoverable through the projected undiscounted future cash flows of these assets obtained from TCP.

4. NOTES RECEIVABLE

On June 2, 2010, the Company entered into an unsecured note receivable with an individual (“Individual”) for $7,000. Terms of the note required interest at the rate of 8% per annum, with principal and interest due on demand. During 2012, the individual performed technical consulting services to the Company for a value of $8,327 and as of October 2012 such amount was used to offset against the note receivable balance. The Company and the individual agreed to apply the invoice to the outstanding receivable balance of $7,000 plus the accrued interest of $1,327. At December 31, 2011, the balance of the note receivable was $7,452, including accrued interest receivable of $452. As of December 2012, this note receivable was cancelled as the consulting services were completed.

On October 13, 2010, the Company entered into a secured note receivable with Top Cow Productions (“TCP”) for $175,000. Terms of the note required interest at the rate of 10% per annum and equal monthly installments over twelve months beginning in May 2011 through April 2012. The note is secured by certain assets of TCP and individually by two owners of TCP. At December 31, 2012 and 2011, the balance of the note receivable was $174,389 and $174,788, respectively, including accrued interest receivable of $35,889 and $21,288, respectively. The note is currently in default, but based on management’s assessment of the following factors, the Company believes that no impairment charge is necessary at December 31, 2012:

●	The Company holds a security interest in the assets of TCP;

●	The Company received payments of $15,000 from TCP during 2012;

●	In 2013, the Company entered into an agreement with TCP in which TCP is to provide to the Company certain assets, including ownership of a graphic novel and screenplay. The Company shall be allocated 80% of future revenues derived from these assets. The Company believes the carrying value of the outstanding note receivable and accrued interest is recoverable through the projected undiscounted future cash flows of these assets obtained from TCP.

On December 20, 2011, the Company entered into an unsecured note receivable with Balsam Ventures, Inc. (“Balsam”) for $31,482. Terms of the note required interest at the rate of 5% per annum, with principal and interest due in December 2012. Based on the Company’s assessment of the collectability of this note receivable, the Company wrote-off the remaining balance of $34,225, which included accrued interest receivable of $2,743 as of December 31, 2012. At December 31, 2011, the balance of the note receivable including accrued interest was $31,482.